Consolidated and Combined Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2023	Jun. 30, 2022
Current Assets:
Cash, cash equivalents and restricted cash		$ 84,355	$ 62,573
Accounts receivable, net		63,898	102,501
Related party receivables, current		69,466	96,938
Prepaid expenses and other current assets		77,562	79,441
Total current assets		295,281	341,453
Non-Current Assets:
Property and equipment, net		628,888	696,079
Right-of-use lease assets		235,790	271,154
Goodwill		69,041	69,041
Intangible assets, net		63,801	65,439
Other non-current assets		108,356	83,535
Total assets		1,401,157	1,526,701
Current Liabilities:
Accounts payable, accrued and other current liabilities		214,725	221,961
Related party payables, current		47,281	72,683
Long-term debt, current		16,250	8,762
Operating lease liabilities, current		36,529	39,006
Deferred revenue		225,855	202,678
Total current liabilities		540,640	545,090
Non-Current Liabilities:
Long-term debt, net of deferred financing costs		630,184	654,912
Operating lease liabilities, non-current		219,955	254,114
Deferred tax liabilities, net		23,518	23,253
Other non-current liabilities		56,332	50,921
Total liabilities		1,470,629	1,528,290
Commitments and contingencies (see Note 11)
Deficit:
Additional paid-in capital		17,727	0
Treasury stock at cost (840 shares as of June 30, 2023)		(25,000)	0
Sphere Entertainment Co. investment		0	33,265
Accumulated deficit		(28,697)	0
Accumulated other comprehensive loss		(34,021)	(34,740)
Total MSG Entertainment stockholders' deficit		(69,472)	(1,475)
Nonredeemable noncontrolling interests		0	(114)
Total deficit		(69,472)	(1,589)
Total liabilities and deficit		1,401,157	1,526,701
Class A Common Stock
Deficit:
Class A and B Common Stock	[1]	450	0
Class B Common Stock
Deficit:
Class A and B Common Stock	[2]	$ 69	$ 0

[1]	Class A Common Stock, $0.01 par value per share, 120,000 shares authorized; 45,024 shares issued as of June 30, 2023.
[2]	Class B Common Stock, $0.01 par value per share, 30,000 shares authorized; 6,867 shares issued as of June 30, 2023.